Fees to Auditors - Summary of Fees to Auditors (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Auditors Remuneration [line items]
Audit fees	kr 106	kr 105	kr 102
Audit-related fees	8	12	13
Tax fees	10	21	11
Other fees	7	12	15
Total	131	150	141
Deloitte [member]
Auditors Remuneration [line items]
Audit fees	97
Audit-related fees	8
Tax fees	4
Other fees	5
Total	114
Others [member]
Auditors Remuneration [line items]
Audit fees	9	9	4
Audit-related fees			2
Tax fees	6	11	2
Other fees	2	6	6
Total	kr 17	26	14
PwC [member]
Auditors Remuneration [line items]
Audit fees		96	98
Audit-related fees		12	11
Tax fees		10	9
Other fees		6	9
Total		kr 124	kr 127